ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of activity of the components of accumulated other comprehensive loss

	Six Months Ended June 30,
	2012	2011
Pretax activity	$29,424	$(11,037)
Tax effect	(5,495)	3,135
Net activity	23,929	(7,902)
Other comprehensive income (loss) attributable to non-controlling interests	14,415	(5,416)
Other comprehensive income (loss) attributable to Vantiv, Inc.	$9,514	$(2,486)

				Accumulated Other Comprehensive Loss Attributable To:
	Pretax Activity	Tax Effect	Net Activity	Non-Controlling Interests	Vantiv, Inc.
Unrealized loss on hedging activities	$(29,424)	$5,495	$(23,929)	$(14,415)	$(9,514)